April 29, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Calvert Variable Series, Inc. File Nos. 2-80154 and 811-3591 Post-Effective Amendment No. 58 under the Securities Act of 1933 and No. 58 under the Investment Company Act of 1940

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, transmitted herewith is a post-effective amendment to the registration statement for the above-referenced registrant. This filing incorporates SEC staff comments received in early April on the Rule 485(a) filing made on March 1, 2010.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel